Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 3,567,339	$ 3,807,764	$ 3,466,611	$ 3,096,550
Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	1,666,070	1,915,115	1,868,015	1,818,508
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 2,448,122	$ 2,456,800	$ 2,160,173	$ 1,791,740
Impact of Change in Accounting Policy | Additional paid-in capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity					$ (54,100)
Impact of Change in Accounting Policy | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity					$ 300